Net Finance Costs	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Net Finance Costs
21	Net finance costs

	2021	2020	2019
(in $ millions)	$	$	$
Interest income under the effective interest method on:
- Time deposits	11	28	43
- Cash and cash equivalents	15	14	33
Net change in fair value of financial assets and liabilities	37	—	—
Net foreign exchange gain	2	11	9
Finance income	65	53	85
Financial liabilities measured at amortized cost – interest expense	(1,701)	(1,433)	(1,053)
Impairment loss and change in fair value on investment in associates	—	(15)	—
Net change in fair value of financial assets and liabilities	—	(42)	(3)
Finance costs	(1,701)	(1,490)	(1,056)
Share listing and associated expenses (Note 28)	(353)	—	—
Net finance costs recognized in profit or loss	(1,989)	(1,437)	(971)